RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	US$	US$	US$
Interest from loan to Loto Interactive Information	20	—	—
Other operating income from management service provided to Loto Interactive Information	32	—	—
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	—	1,325	9,108
	52	1,325	9,108